Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS SERIES INC
Entity Central Index Key	0000203002
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000009530 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class Y
Trading Symbol	DGOYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 22.35%, versus a 17.02% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+33%), Information Technology (+24%), and
    Industrials (+18%)
    Weakest performing sectors - Consumer Staples (+3%), Real Estate (+3%), and Consumer Discretionary (+5%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+59% vs +24%)
    AppLovin (+77%), Samsung Electronics (+135%), and Applied Materials (+60%)
    AppLovin - new purchase during the period
  Financials - outperformed the Index sector (+27% vs +14%)
    Capital One Financial (+38%) and Markel (+25%)
  Health Care - outperformed the Index sector (+19% vs +14%)
    CVS Health (+84%) - largest individual contributor
    Quest Diagnostics (+17%)
  Materials - outperformed the Index sector (+30% vs +10%)
  Individual holdings
    WESCO International (+36%), Alphabet (+65%), and Prosus (+57%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 12% vs 31%)
    Texas Instruments (-4%), Synopsys (-21%), and Clear Secure (-4%)
    Synopsys - new purchase during the period
    Clear Secure - no longer a Fund holding
  Overweight in Health Care - (average weighting 26% vs 10%)
    UnitedHealth Group (-33%)
  Industrials - underperformed the Index sector (+14% vs +18%)
    Owens Corning (-33%) - largest individual detractor
  Underweight in Communication Services (average weighting 6% vs 9%), the strongest performing sector of the Index
    Pinterest (-28%) and Angi (-12%) - new holdings added during the period
  Individual Consumer Discretionary holdings
    Meituan (-32%), Delivery Hero (-5%), and JD.com (-15%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	22.35%	12.80%	12.37%
S&P 1500 Index	17.02%	13.95%	14.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 599,900,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$599.9
Total number of portfolio holdings as of 12/31/25	50
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Sectors as of 12/31/25 Net Assets
Health Care	23.13%
Financials	15.41%
Information Technology	13.01%
Industrials	11.79%
Consumer Discretionary	10.49%

C000009529 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class C
Trading Symbol	DGOCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$195	1.76%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 21.04%, versus a 17.02% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+33%), Information Technology (+24%), and
    Industrials (+18%)
    Weakest performing sectors - Consumer Staples (+3%), Real Estate (+3%), and Consumer Discretionary (+5%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+59% vs +24%)
    AppLovin (+77%), Samsung Electronics (+135%), and Applied Materials (+60%)
    AppLovin - new purchase during the period
  Financials - outperformed the Index sector (+27% vs +14%)
    Capital One Financial (+38%) and Markel (+25%)
  Health Care - outperformed the Index sector (+19% vs +14%)
    CVS Health (+84%) - largest individual contributor
    Quest Diagnostics (+17%)
  Materials - outperformed the Index sector (+30% vs +10%)
  Individual holdings
    WESCO International (+36%), Alphabet (+65%), and Prosus (+57%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 12% vs 31%)
    Texas Instruments (-4%), Synopsys (-21%), and Clear Secure (-4%)
    Synopsys - new purchase during the period
    Clear Secure - no longer a Fund holding
  Overweight in Health Care - (average weighting 26% vs 10%)
    UnitedHealth Group (-33%)
  Industrials - underperformed the Index sector (+14% vs +18%)
    Owens Corning (-33%) - largest individual detractor
  Underweight in Communication Services (average weighting 6% vs 9%), the strongest performing sector of the Index
    Pinterest (-28%) and Angi (-12%) - new holdings added during the period
  Individual Consumer Discretionary holdings
    Meituan (-32%), Delivery Hero (-5%), and JD.com (-15%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC*	21.04%	11.60%	11.37%
Davis Opportunity Fund (Class C) — With CDSC*,**	20.04%	11.60%	11.37%
S&P 1500 Index	17.02%	13.95%	14.45%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 599,900,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$599.9
Total number of portfolio holdings as of 12/31/25	50
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Sectors as of 12/31/25 Net Assets
Health Care	23.13%
Financials	15.41%
Information Technology	13.01%
Industrials	11.79%
Consumer Discretionary	10.49%

C000009527 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Opportunity Fund
Class Name	Class A
Trading Symbol	RPEAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$104	0.94%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 22.02%, versus a 17.02% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+33%), Information Technology (+24%), and
    Industrials (+18%)
    Weakest performing sectors - Consumer Staples (+3%), Real Estate (+3%), and Consumer Discretionary (+5%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+59% vs +24%)
    AppLovin (+77%), Samsung Electronics (+135%), and Applied Materials (+60%)
    AppLovin - new purchase during the period
  Financials - outperformed the Index sector (+27% vs +14%)
    Capital One Financial (+38%) and Markel (+25%)
  Health Care - outperformed the Index sector (+19% vs +14%)
    CVS Health (+84%) - largest individual contributor
    Quest Diagnostics (+17%)
  Materials - outperformed the Index sector (+30% vs +10%)
  Individual holdings
    WESCO International (+36%), Alphabet (+65%), and Prosus (+57%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector - (average weighting 12% vs 31%)
    Texas Instruments (-4%), Synopsys (-21%), and Clear Secure (-4%)
    Synopsys - new purchase during the period
    Clear Secure - no longer a Fund holding
  Overweight in Health Care - (average weighting 26% vs 10%)
    UnitedHealth Group (-33%)
  Industrials - underperformed the Index sector (+14% vs +18%)
    Owens Corning (-33%) - largest individual detractor
  Underweight in Communication Services (average weighting 6% vs 9%), the strongest performing sector of the Index
    Pinterest (-28%) and Angi (-12%) - new holdings added during the period
  Individual Consumer Discretionary holdings
    Meituan (-32%), Delivery Hero (-5%), and JD.com (-15%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	22.02%	12.52%	12.09%
Davis Opportunity Fund (Class A) — With sales charge*	16.22%	11.44%	11.56%
S&P 1500 Index	17.02%	13.95%	14.45%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 599,900,000
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$599.9
Total number of portfolio holdings as of 12/31/25	50
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in millions)	$3.1

Holdings [Text Block]	Top Sectors as of 12/31/25 Net Assets
Health Care	23.13%
Financials	15.41%
Information Technology	13.01%
Industrials	11.79%
Consumer Discretionary	10.49%

C000009531 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class A
Trading Symbol	RFBAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 4.48%, versus a 5.17% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.31 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 235 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 13%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 56%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 26%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the Bloomberg U.S. Aggregate Bond Index, and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	4.48%	1.09%	1.07%
Davis Government Bond Fund (Class A) — With sales charge*	(0.49)%	0.12%	0.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-3 Year Bond Index	5.17%	1.76%	1.84%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 17,200,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$17.2
Total number of portfolio holdings as of 12/31/25	52
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 12/31/25 Net Assets
Collateralized Mortgage Obligations	52.22%
Fannie Mae Pools	11.21%
Small Business Administration	8.91%
Freddie Mac Pools	5.58%
Ginnie Mae Pools	1.48%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009533 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class C
Trading Symbol	DGVCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$178	1.75%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 3.69%, versus a 5.17% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.31 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 235 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 13%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 56%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 26%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the Bloomberg U.S. Aggregate Bond Index, and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC*	3.69%	0.36%	0.46%
Davis Government Bond Fund (Class C) — With CDSC*,**	2.69%	0.36%	0.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-3 Year Bond Index	5.17%	1.76%	1.84%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 17,200,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$17.2
Total number of portfolio holdings as of 12/31/25	52
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 12/31/25 Net Assets
Collateralized Mortgage Obligations	52.22%
Fannie Mae Pools	11.21%
Small Business Administration	8.91%
Freddie Mac Pools	5.58%
Ginnie Mae Pools	1.48%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009534 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Bond Fund
Class Name	Class Y
Trading Symbol	DGVYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 4.73%, versus a 5.17% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.31 years during the period. The Fund remains mostly invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 235 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 13%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 56%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 26%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the Bloomberg U.S. Aggregate Bond Index, and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	4.73%	1.35%	1.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Government 1-3 Year Bond Index	5.17%	1.76%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 17,200,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$17.2
Total number of portfolio holdings as of 12/31/25	52
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0

Holdings [Text Block]	Portfolio Composition as of 12/31/25 Net Assets
Collateralized Mortgage Obligations	52.22%
Fannie Mae Pools	11.21%
Small Business Administration	8.91%
Freddie Mac Pools	5.58%
Ginnie Mae Pools	1.48%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Bond Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009537 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class Y
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Net Assets	$ 99,300,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 309,400
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$99.3
Total number of portfolio holdings as of 12/31/25	8
Total advisory fees paid for the period (in thousands)	$309.4
7 day yield	3.21%

Holdings [Text Block]	Portfolio Composition as of 12/31/25 Net Assets
Repurchase Agreements	78.82%
Federal Home Loan Bank	6.90%
Federal Farm Credit Bank	6.03%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009536 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class C
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Net Assets	$ 99,300,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 309,400
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$99.3
Total number of portfolio holdings as of 12/31/25	8
Total advisory fees paid for the period (in thousands)	$309.4
7 day yield	3.21%

Holdings [Text Block]	Portfolio Composition as of 12/31/25 Net Assets
Repurchase Agreements	78.82%
Federal Home Loan Bank	6.90%
Federal Farm Credit Bank	6.03%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009538 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Government Money Market Fund
Class Name	Class A
Trading Symbol	RPGXX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Net Assets	$ 99,300,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 309,400
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$99.3
Total number of portfolio holdings as of 12/31/25	8
Total advisory fees paid for the period (in thousands)	$309.4
7 day yield	3.21%

Holdings [Text Block]	Portfolio Composition as of 12/31/25 Net Assets
Repurchase Agreements	78.82%
Federal Home Loan Bank	6.90%
Federal Farm Credit Bank	6.03%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Portfolio Manager for Davis Government Money Market Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009539 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class A
Trading Symbol	RPFGX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 29.29%, versus a 15.02% return for the Index. The Fund also outperformed the 17.88% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+34%), Consumer Finance (+32%), and Capital Markets (+17%)
    Weakest performing industries - Financial Services (+3%) and Insurance (+4%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+23% vs +3%) and significantly underweight (average weighting 10% vs 31%)
    Rocket Companies (+82%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Wells Fargo (+36%), JPMorgan Chase (+37%), Danske Bank (+88%), and DBS Group Holdings (+45%)
  Insurance - outperformed the Index industry (+20% vs +4%)
    Markel Group (+25%)
  Consumer Finance - outperformed the Index industry (+35% vs +32%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+41% vs +17%)
    Bank of New York Mellon (+54%) and Julius Baer Group (+28%)
  Non-financial holding
    Prosus (+57%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 10% vs 24%)
  Banks - performed in line with the Index industry (both +34%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
  Individual holdings
    Exor (-12%) - largest individual detractor
    Everest Group (-4%) and Fiserv (-1%)
    Exor and Fiserv - new purchases during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	29.29%	18.29%	12.79%
Davis Financial Fund (Class A) — With sales charge*	23.15%	17.16%	12.25%
S&P 500 Index	17.88%	14.42%	14.81%
S&P 500 Financials Index	15.02%	15.26%	13.17%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 1,200,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,000,000.0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in billions)	$1.2
Total number of portfolio holdings as of 12/31/25	28
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in millions)	$6.0

Holdings [Text Block]	Top Industries as of 12/31/25 Net Assets
Banks	43.78%
Insurance	17.78%
Consumer Finance	15.22%
Financial Services	12.92%
Capital Markets	7.03%

C000009541 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class C
Trading Symbol	DFFCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$199	1.74%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 28.26%, versus a 15.02% return for the Index. The Fund also outperformed the 17.88% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+34%), Consumer Finance (+32%), and Capital Markets (+17%)
    Weakest performing industries - Financial Services (+3%) and Insurance (+4%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+23% vs +3%) and significantly underweight (average weighting 10% vs 31%)
    Rocket Companies (+82%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Wells Fargo (+36%), JPMorgan Chase (+37%), Danske Bank (+88%), and DBS Group Holdings (+45%)
  Insurance - outperformed the Index industry (+20% vs +4%)
    Markel Group (+25%)
  Consumer Finance - outperformed the Index industry (+35% vs +32%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+41% vs +17%)
    Bank of New York Mellon (+54%) and Julius Baer Group (+28%)
  Non-financial holding
    Prosus (+57%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 10% vs 24%)
  Banks - performed in line with the Index industry (both +34%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
  Individual holdings
    Exor (-12%) - largest individual detractor
    Everest Group (-4%) and Fiserv (-1%)
    Exor and Fiserv - new purchases during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC*	28.26%	17.36%	12.08%
Davis Financial Fund (Class C) — With CDSC*,**	27.26%	17.36%	12.08%
S&P 500 Index	17.88%	14.42%	14.81%
S&P 500 Financials Index	15.02%	15.26%	13.17%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website atwww.davisfunds.com.
Net Assets	$ 1,200,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,000,000.0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in billions)	$1.2
Total number of portfolio holdings as of 12/31/25	28
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in millions)	$6.0

Holdings [Text Block]	Top Industries as of 12/31/25 Net Assets
Banks	43.78%
Insurance	17.78%
Consumer Finance	15.22%
Financial Services	12.92%
Capital Markets	7.03%

C000009542 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Financial Fund
Class Name	Class Y
Trading Symbol	DVFYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 29.61%, versus a 15.02% return for the Index. The Fund also outperformed the 17.88% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+34%), Consumer Finance (+32%), and Capital Markets (+17%)
    Weakest performing industries - Financial Services (+3%) and Insurance (+4%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+23% vs +3%) and significantly underweight (average weighting 10% vs 31%)
    Rocket Companies (+82%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Wells Fargo (+36%), JPMorgan Chase (+37%), Danske Bank (+88%), and DBS Group Holdings (+45%)
  Insurance - outperformed the Index industry (+20% vs +4%)
    Markel Group (+25%)
  Consumer Finance - outperformed the Index industry (+35% vs +32%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+41% vs +17%)
    Bank of New York Mellon (+54%) and Julius Baer Group (+28%)
  Non-financial holding
    Prosus (+57%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 10% vs 24%)
  Banks - performed in line with the Index industry (both +34%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)
  Individual holdings
    Exor (-12%) - largest individual detractor
    Everest Group (-4%) and Fiserv (-1%)
    Exor and Fiserv - new purchases during the period

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	29.61%	18.56%	13.04%
S&P 500 Index	17.88%	14.42%	14.81%
S&P 500 Financials Index	15.02%	15.26%	13.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 1,200,000,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,000,000.0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in billions)	$1.2
Total number of portfolio holdings as of 12/31/25	28
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in millions)	$6.0

Holdings [Text Block]	Top Industries as of 12/31/25 Net Assets
Banks	43.78%
Insurance	17.78%
Consumer Finance	15.22%
Financial Services	12.92%
Capital Markets	7.03%

C000009546 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class Y
Trading Symbol	DCSYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 21.74%, versus a 17.88% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 13% in bonds, and 10% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+34%), Information Technology (+24%), and
    Industrials (+19%)
    Weakest performing sectors - Real Estate (+3%), Consumer Staples (+4%), and Consumer Discretionary (+6%)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+32% vs +15%)
    Capital One Financial (+38%), Danske Bank (+88%), DBS Group Holdings (+45%), Bank of New York Mellon (+54%), Berkshire Hathaway (+11%), and Wells Fargo (+36%)
  Health Care (Equities only) - outperformed the Index sector (+24% vs +15%)
    CVS Health (+84%) and Quest Diagnostics (+17%)
  Information Technology (Equities only) - outperformed the Index sector (+38% vs +24%)
    Applied Materials (+60%) - largest individual contributor
  Consumer Discretionary (Equities only) - outperformed the Index sector (+10% vs +6%) and underweight
  (average weighting 5% vs 11%)
  Individual equity holding
    Alphabet (+65%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 33%)
    Texas Instruments (-4%)
  Industrials (Equities only) - significantly underperformed the Index sector (-4% vs +19%) and underweight
  (average weighting 6% vs 8%)
    Owens Corning (-33%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
  Underweight in Communication Services (Equities only) - (average weighting 6% vs 10%), the strongest performing sector of the Index
  In a stronger market, the Fund’s relative performance was hindered from its position in bonds and repurchase agreements (cash)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	21.74%	13.24%	10.78%
S&P 500 Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 297,300,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$297.3
Total number of portfolio holdings as of 12/31/25	63
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Asset Allocation as of 12/31/25 Net Assets
Common Stock	76.68%
Short-Term Investments	10.26%
Mortgages	9.28%
Corporate Bonds	1.77%
Small Business Administration	1.21%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009545 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class C
Trading Symbol	DCSCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$193	1.75%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 20.41%, versus a 17.88% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 13% in bonds, and 10% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+34%), Information Technology (+24%), and
    Industrials (+19%)
    Weakest performing sectors - Real Estate (+3%), Consumer Staples (+4%), and Consumer Discretionary (+6%)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+32% vs +15%)
    Capital One Financial (+38%), Danske Bank (+88%), DBS Group Holdings (+45%), Bank of New York Mellon (+54%), Berkshire Hathaway (+11%), and Wells Fargo (+36%)
  Health Care (Equities only) - outperformed the Index sector (+24% vs +15%)
    CVS Health (+84%) and Quest Diagnostics (+17%)
  Information Technology (Equities only) - outperformed the Index sector (+38% vs +24%)
    Applied Materials (+60%) - largest individual contributor
  Consumer Discretionary (Equities only) - outperformed the Index sector (+10% vs +6%) and underweight
  (average weighting 5% vs 11%)
  Individual equity holding
    Alphabet (+65%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 33%)
    Texas Instruments (-4%)
  Industrials (Equities only) - significantly underperformed the Index sector (-4% vs +19%) and underweight
  (average weighting 6% vs 8%)
    Owens Corning (-33%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
  Underweight in Communication Services (Equities only) - (average weighting 6% vs 10%), the strongest performing sector of the Index
  In a stronger market, the Fund’s relative performance was hindered from its position in bonds and repurchase agreements (cash)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC*	20.41%	12.03%	9.76%
Davis Balanced Fund (Class C) — With CDSC*,**	19.41%	12.03%	9.76%
S&P 500 Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website atwww.davisfunds.com.
Net Assets	$ 297,300,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$297.3
Total number of portfolio holdings as of 12/31/25	63
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Asset Allocation as of 12/31/25 Net Assets
Common Stock	76.68%
Short-Term Investments	10.26%
Mortgages	9.28%
Corporate Bonds	1.77%
Small Business Administration	1.21%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009543 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Balanced Fund
Class Name	Class A
Trading Symbol	RPFCX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 21.37%, versus a 17.88% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 13% in bonds, and 10% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+34%), Information Technology (+24%), and
    Industrials (+19%)
    Weakest performing sectors - Real Estate (+3%), Consumer Staples (+4%), and Consumer Discretionary (+6%)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+32% vs +15%)
    Capital One Financial (+38%), Danske Bank (+88%), DBS Group Holdings (+45%), Bank of New York Mellon (+54%), Berkshire Hathaway (+11%), and Wells Fargo (+36%)
  Health Care (Equities only) - outperformed the Index sector (+24% vs +15%)
    CVS Health (+84%) and Quest Diagnostics (+17%)
  Information Technology (Equities only) - outperformed the Index sector (+38% vs +24%)
    Applied Materials (+60%) - largest individual contributor
  Consumer Discretionary (Equities only) - outperformed the Index sector (+10% vs +6%) and underweight
  (average weighting 5% vs 11%)
  Individual equity holding
    Alphabet (+65%)
Detractors from Performance
  Significantly underweight in stronger performing Information Technology sector (Equities only) - (average weighting 10% vs 33%)
    Texas Instruments (-4%)
  Industrials (Equities only) - significantly underperformed the Index sector (-4% vs +19%) and underweight
  (average weighting 6% vs 8%)
    Owens Corning (-33%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
  Underweight in Communication Services (Equities only) - (average weighting 6% vs 10%), the strongest performing sector of the Index
  In a stronger market, the Fund’s relative performance was hindered from its position in bonds and repurchase agreements (cash)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	21.37%	12.89%	10.44%
Davis Balanced Fund (Class A) — With sales charge*	15.60%	11.80%	9.91%
S&P 500 Index	17.88%	14.42%	14.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website atwww.davisfunds.com.
Net Assets	$ 297,300,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$297.3
Total number of portfolio holdings as of 12/31/25	63
Portfolio turnover rate for the period	12%
Total advisory fees paid for the period (in millions)	$1.5

Holdings [Text Block]	Asset Allocation as of 12/31/25 Net Assets
Common Stock	76.68%
Short-Term Investments	10.26%
Mortgages	9.28%
Corporate Bonds	1.77%
Small Business Administration	1.21%

Material Fund Change [Text Block]
How has the Fund changed?
Effective March 1, 2026, Erik Jones will replace Creston King as the Co-Portfolio Manager for Davis Balanced Fund.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000009547 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class A
Trading Symbol	RPFRX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$97	1.00%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -5.72%, versus a 3.47% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+29%), Real Estate Management & Development (+22%), and Industrial REITs (+17%)
    Weakest performing industries - Office REITs (-12%), Residential REITs (-7%), and Specialized REITs (-7%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-12% vs +29%) and underweight (average weighting 11% vs 14%)
    Alexandria Real Estate Equities (-47%) - largest individual detractor
  Significantly overweight in Office REITs (average weighting 17% vs 3%), the weakest performing industry of the Index
    Hudson Pacific Properties (-49%), Douglas Emmett (-38%), and Cousins Properties (-12%)
  No exposure to Real Estate Management & Development, a stronger performing industry of the Index
  Overweight in Residential REITs - (average weighting 19% vs 13%)
    AvalonBay Communities (-15%) and American Homes 4 Rent (-11%)
  Individual holdings
    Equinix (-17%), Sunstone Hotel Investors (-21%), Digital Realty Trust (-10%), and Public Storage (-10%)
Contributors to Performance
  Underweight in Specialized REITs - (average weighting 22% vs 35%)
    American Tower (-1%) - benefited from timely sales in second half of period when performance lagged
  Office REITs - outperformed the Index industry (-10% vs -12%)
    Great Portland Estates (+22%) and Highwoods Properties (+6%)
    Highwoods Properties - no longer a Fund holding
  Overweight in Industrial REITs - (average weighting 14% vs 11%)
    Prologis (+25%), EastGroup Properties (+15%), and Rexford Industrial Realty (+5%)
  Individual holdings
    Ventas (+35%), Simon Property Group (+13%), NETSTREIT (+27%), and Welltower (+7%)
    Ventas - largest individual contributor
    NETSTREIT - new purchase during the period
    Welltower - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*	Reflects 4.75% front-end sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	(5.72)%	2.77%	4.11%
Davis Real Estate Fund (Class A) — With sales charge*	(10.20)%	1.77%	3.61%
S&P 500 Index	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index	3.47%	7.04%	5.74%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website atwww.davisfunds.com.
Net Assets	$ 124,200,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 773,800
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$124.2
Total number of portfolio holdings as of 12/31/25	39
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in thousands)	$773.8

Holdings [Text Block]	Top Industries as of 12/31/25 Net Assets
Specialized REITs	20.50%
Residential REITs	19.59%
Office REITs	18.32%
Industrial REITs	15.19%
Retail REITs	12.32%

C000009549 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class C
Trading Symbol	DRECX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$169	1.75%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -6.45%, versus a 3.47% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+29%), Real Estate Management & Development (+22%), and Industrial REITs (+17%)
    Weakest performing industries - Office REITs (-12%), Residential REITs (-7%), and Specialized REITs (-7%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-12% vs +29%) and underweight (average weighting 11% vs 14%)
    Alexandria Real Estate Equities (-47%) - largest individual detractor
  Significantly overweight in Office REITs (average weighting 17% vs 3%), the weakest performing industry of the Index
    Hudson Pacific Properties (-49%), Douglas Emmett (-38%), and Cousins Properties (-12%)
  No exposure to Real Estate Management & Development, a stronger performing industry of the Index
  Overweight in Residential REITs - (average weighting 19% vs 13%)
    AvalonBay Communities (-15%) and American Homes 4 Rent (-11%)
  Individual holdings
    Equinix (-17%), Sunstone Hotel Investors (-21%), Digital Realty Trust (-10%), and Public Storage (-10%)
Contributors to Performance
  Underweight in Specialized REITs - (average weighting 22% vs 35%)
    American Tower (-1%) - benefited from timely sales in second half of period when performance lagged
  Office REITs - outperformed the Index industry (-10% vs -12%)
    Great Portland Estates (+22%) and Highwoods Properties (+6%)
    Highwoods Properties - no longer a Fund holding
  Overweight in Industrial REITs - (average weighting 14% vs 11%)
    Prologis (+25%), EastGroup Properties (+15%), and Rexford Industrial Realty (+5%)
  Individual holdings
    Ventas (+35%), Simon Property Group (+13%), NETSTREIT (+27%), and Welltower (+7%)
    Ventas - largest individual contributor
    NETSTREIT - new purchase during the period
    Welltower - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000
*Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC*	(6.45)%	1.96%	3.42%
Davis Real Estate Fund (Class C) — With CDSC*,**	(7.33)%	1.96%	3.42%
S&P 500 Index	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index	3.47%	7.04%	5.74%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 124,200,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 773,800
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$124.2
Total number of portfolio holdings as of 12/31/25	39
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in thousands)	$773.8

Holdings [Text Block]	Top Industries as of 12/31/25 Net Assets
Specialized REITs	20.50%
Residential REITs	19.59%
Office REITs	18.32%
Industrial REITs	15.19%
Retail REITs	12.32%

C000009550 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Fund
Class Name	Class Y
Trading Symbol	DREYX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$72	0.74%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -5.47%, versus a 3.47% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+29%), Real Estate Management & Development (+22%), and Industrial REITs (+17%)
    Weakest performing industries - Office REITs (-12%), Residential REITs (-7%), and Specialized REITs (-7%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-12% vs +29%) and underweight (average weighting 11% vs 14%)
    Alexandria Real Estate Equities (-47%) - largest individual detractor
  Significantly overweight in Office REITs (average weighting 17% vs 3%), the weakest performing industry of the Index
    Hudson Pacific Properties (-49%), Douglas Emmett (-38%), and Cousins Properties (-12%)
  No exposure to Real Estate Management & Development, a stronger performing industry of the Index
  Overweight in Residential REITs - (average weighting 19% vs 13%)
    AvalonBay Communities (-15%) and American Homes 4 Rent (-11%)
  Individual holdings
    Equinix (-17%), Sunstone Hotel Investors (-21%), Digital Realty Trust (-10%), and Public Storage (-10%)
Contributors to Performance
  Underweight in Specialized REITs - (average weighting 22% vs 35%)
    American Tower (-1%) - benefited from timely sales in second half of period when performance lagged
  Office REITs - outperformed the Index industry (-10% vs -12%)
    Great Portland Estates (+22%) and Highwoods Properties (+6%)
    Highwoods Properties - no longer a Fund holding
  Overweight in Industrial REITs - (average weighting 14% vs 11%)
    Prologis (+25%), EastGroup Properties (+15%), and Rexford Industrial Realty (+5%)
  Individual holdings
    Ventas (+35%), Simon Property Group (+13%), NETSTREIT (+27%), and Welltower (+7%)
    Ventas - largest individual contributor
    NETSTREIT - new purchase during the period
    Welltower - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	(5.47)%	3.03%	4.35%
S&P 500 Index	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index	3.47%	7.04%	5.74%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 124,200,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 773,800
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$124.2
Total number of portfolio holdings as of 12/31/25	39
Portfolio turnover rate for the period	17%
Total advisory fees paid for the period (in thousands)	$773.8

Holdings [Text Block]	Top Industries as of 12/31/25 Net Assets
Specialized REITs	20.50%
Residential REITs	19.59%
Office REITs	18.32%
Industrial REITs	15.19%
Retail REITs	12.32%